Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information about Company

The table below provides information about the Company’s segment:

	For the Years Ended September 30,
	2025	2024	2023
Revenue
-Virtual technology service	$33,113,913	$20,900,022	$15,382,324
-Digital asset development and others	22,827,370	20,260,931	11,507,587

Cost of revenue	33,430,822	20,556,763	12,357,934

Operating expenses:
General and administrative	10,678,289	5,425,015	3,046,037
Selling & Distribution expense	883,215	1,107,215	294,587
Research and development expenses	7,945,137	7,448,583	3,546,155
Total operating expenses	19,506,641	13,980,813	6,886,779

Income before income taxes	(18,639,247)	12,984,700	7,649,346
Income tax expense	663,238	847,448	1,098,087
Net Income	$(19,302,485)	$12,137,252	$6,551,259